Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Media & Telecommunications Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000910671
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 21, 2016
Prospectus Date	rr_ProspectusDate	Mar. 21, 2016